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                                                          '33 File No. 333-46338
                                                          '40 File No. 811-10143


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-6


 REGISTRATION UNDER THE SECURITIES ACT OF 1933                         [ ]

     PRE-EFFECTIVE AMENDMENT NO. ___                                   [ ]

     POST-EFFECTIVE AMENDMENT NO. 4                                    [X]

                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940                                                   [ ]

       AMENDMENT NO. 4                                                 [X]

                        (Check appropriate box or boxes.)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                           (Exact Name of Registrant)



                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111



        PATRICIA R. HATLER, ESQ.               With Copies To:
        SECRETARY                              JOHN S. (SCOTT) KREIGHBAUM, ESQ.
        ONE NATIONWIDE PLAZA                   MICHAEL R. MOSER, ESQ.
        COLUMBUS, OHIO 43215                   ONE NATIONWIDE PLAZA, 1-09-V3
  (Name and Address of Agent for Service)      COLUMBUS, OHIO 43215


Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT'S EFFECTIVE DATE.

It is proposed that this filing will become effective (check appropriate box)


   [ ] Immediately upon filing pursuant to paragraph (b)
   [X] On February 21, 2003 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


                                EXPLANATORY NOTE

This Post-Effective Amendment is for the purpose of designating a new effective date for Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on November 27, 2002 and was to become effective on January 27, 2003. In accordance with paragraph (b)(iii) of Rule 485 under the Securities Act of 1933, Nationwide Life Insurance Company, on behalf of Nationwide VLI Separate Account-5, hereby designates February 21, 2003 as the new effective date for the registration statement.

                                     Part A

Part A has been filed with Post-Effective Amendment No. 3 on November 27, 2002 and is incorporated herein by reference.

                                     Part B

Part B has been filed with Post-Effective Amendment No. 3 on November 27, 2002 and is incorporated herein by reference.


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



                                     Part C

Part C has been filed with Post-Effective Amendment No. 3 on November 27, 2002 and is incorporated herein by reference.


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



                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-5, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of January, 2003.

                                    NATIONWIDE VLI SEPARATE ACCOUNT-5
                                    --------------------------------------------
                                    --------------------------------------------
                                    (Registrant)

                                    NATIONWIDE LIFE INSURANCE COMPANY
                                    --------------------------------------------
                                    --------------------------------------------
                                    (Depositor)

                                    By: /s/ STEVEN SAVINI, ESQ.
                                    --------------------------------------------
                                    --------------------------------------------
                                    Steven Savini, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 24th day of January, 2003.

               Signature                                   Title


/s/ W. G. JURGENSEN                         Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

/s/ JOSEPH J. GASPER                             Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

/s/ Joseph A. Alutto                                      Director
----------------------------------------
Joseph A. Alutto

/s/ James G. Brocksmith, Jr.                              Director
----------------------------------------
James G. Brocksmith, Jr.

/s/ Henry S. Holloway                                     Director
----------------------------------------
Henry S. Holloway

/s/ Lydia M. Marshall                                     Director
----------------------------------------
Lydia M. Marshall

/s/ Donald L. McWhorter                                   Director
----------------------------------------
Donald L. McWhorter

/s/ David O. Miller                                       Director                                  /s/ STEVEN SAVINI
----------------------------------------                                             -----------------------------------------------
----------------------------------------
David O. Miller                                                                                    Steven Savini, Esq
                                                                                                    Attorney-in-Fact
/s/ James F. Patterson                                    Director
----------------------------------------
----------------------------------------
James F. Patterson
/s/ Gerald D. Prothro                                     Director
----------------------------------------
----------------------------------------
Gerald D. Prothro
/s/ Arden L. Shisler                                      Director
----------------------------------------
----------------------------------------
Arden L. Shisler
/s/ Alex Shumate                                          Director
----------------------------------------
----------------------------------------
Alex Shumate


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